Cover	Jan. 23, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Form 8-K/A is filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K previously filed by Joway Health Industries Group Inc., a Nevada corporation (the “Company”) on January 27, 2023 (the “Initial Form 8-K”), in connection with the consummation of the transactions contemplated by that certain Share Exchange Agreement, dated January 23, 2023, by and among the Company, International CuMo Mining Corporation, an Idaho corporation (“ICUMO”), and all of the shareholders of ICUMO (collectively, the “ICUMO Shareholders”). This Amendment No. 1 is being filed for the purpose of (i) correcting a certain error included in Exhibit 4.4 of the Initial Form 8-K, entitled “Form of Replacement Note”, and (ii) to disclose additional financial statements required under Regulation S-X. Accordingly, this Amendment No. 1 consists only of the facing page, this explanatory note, the revised provisions of Items 1.01, 2.01, and 9.01, the signature page to the Form 8-K, and the filed exhibits with the revised exhibit being filed herewith as Exhibit 4.4 to this Amendment No.1. Except as specifically provided herein, this Amendment No.1 does not modify any of the information previously reported on the Initial Form 8-K and the remainder of the Initial Form 8-K has therefore been omitted. Defined terms used but not otherwise defined herein have the meaning attributed to them in the Initial Form 8-K.
Document Period End Date	Jan. 23, 2023
Entity File Number	333-108715
Entity Registrant Name	Joway Health Industries Group Inc.
Entity Central Index Key	0001263364
Entity Tax Identification Number	98-0221494
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	800 W. Main St
Entity Address, Address Line Two	Ste 1460
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	208
Local Phone Number	274-9220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false